Equity (Details) - Schedule of Assumptions in Calculating the Fair Value of the Warrants - Warrants [Member] - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Assumptions in Calculating the Fair Value of the Warrants [Line Items]
Risk-free interest rate	3.80%		22287929.00%
Expected life of warrants	4 years
Volatility	81.89%
Weighted average fair value per warrant (US$) (in Dollars per share)	$ 1.37
Bottom of Range [Member]
Schedule of Assumptions in Calculating the Fair Value of the Warrants [Line Items]
Risk-free interest rate		2.66%	1.14%
Expected life of warrants		4 years	5 years
Volatility		101.58%	80.59%
Weighted average fair value per warrant (US$) (in Dollars per share)		$ 0.12	$ 0.71
Top of Range [Member]
Schedule of Assumptions in Calculating the Fair Value of the Warrants [Line Items]
Risk-free interest rate		3.80%	1.15%
Expected life of warrants		9 years	10 years
Volatility		121.32%	82.59%
Weighted average fair value per warrant (US$) (in Dollars per share)		$ 0.48	$ 1.29